Operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of Research and Development Expense

	For the year ended December 31,
(in thousands of euros)	2024	2023	2022
Purchases, sub-contracting and other expenses	(27,048)	(26,380)	(20,415)
Payroll costs (including share-based payments)	(12,345)	(10,721)	(10,868)
Depreciation, amortization and provision expenses(1)	(1,148)	(1,295)	(1,353)
Total research and development expenses	(40,541)	(38,396)	(32,636)
(1)see Note 17.4. Depreciation, amortization and provision expenses

Disclosure of Selling, General and Administrative Expenses

	For the year ended December 31,
(in thousands of euros)	2024	2023	2022
Purchases, fees and other expenses	(8,073)	(9,889)	(7,792)
Payroll costs (including share-based payments)	(11,986)	(11,772)	(9,688)
Depreciation, amortization and provision expenses (1)	(467)	(387)	(378)
Total SG&A expenses	(20,527)	(22,049)	(17,857)
(1)see Note 17.4. Depreciation, amortization and provision expenses

Disclosure of Payroll Costs

	For the year ended December 31,
(in thousands of euros)	2024	2023	2022
Wages and salaries	(13,726)	(13,621)	(12,345)
Payroll taxes	(6,242)	(5,585)	(4,963)
Share-based payments	(4,298)	(3,222)	(3,174)
Retirement benefit obligations	(65)	(65)	(75)
Total payroll costs	(24,331)	(22,493)	(20,556)
Average headcount	106	100	100
End-of-period headcount	108	102	102

Disclosure of Depreciation, Amortization and Provision Expenses
Depreciation, amortization and provision expenses by function are detailed as follows:

	For the year ended December 31, 2024
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(3)	(1)	(4)
Amortization expense of tangible assets	(1,300)	(318)	(1,618)
Reversal of provision for disputes and charges	160	52	212
Provision for disputes and charges	(6)	(200)	(206)
Total depreciation, amortization and provision expenses (except IAS 19)	(1,148)	(467)	(1,616)
Total Provision for retirement benefit obligations (IAS 19) (1)	(45)	(20)	(65)
Total depreciation, amortization and provision expenses	(1,193)	(487)	(1,681)
(1) Details of the provision for retirement benefit obligations are provided in note 11

	For the year ended December 31, 2023
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(1)	—	(1)
Amortization expense of tangible assets	(1,247)	(270)	(1,517)
Provision for charges	(47)	(116)	(163)
Total depreciation, amortization and provision expenses (except IAS 19)	(1,295)	(387)	(1,682)
Provision for retirement benefit obligations (IAS 19)	(42)	(24)	(65)
Total Provision for retirement benefit obligations (IAS 19)	(42)	(24)	(65)
Total depreciation, amortization and provision expenses	(1,337)	(411)	(1,747)

	For the year ended December 31, 2022
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(2)	(1)	(3)
Amortization expense of tangible assets	(1,164)	(334)	(1,497)
Utilization of provision for disputes	—	—	—
Provision for charges	(187)	(43)	(230)
Reversal of provision for disputes	—	—	—
Total depreciation, amortization and provision expenses (except IAS 19)	(1,353)	(378)	(1,730)
Provision for retirement benefit obligations (IAS 19)	(48)	(26)	(75)
Total Provision for retirement benefit obligations (IAS 19)	(48)	(26)	(75)
Total depreciation, amortization and provision expenses	(1,401)	(404)	(1,805)

Disclosure of Other Operating Income (Expense)

	For the year ended December 31,
(in thousands of euros)	2024	2023	2022
Other operating expenses	(136)	(2,542)	(985)
Other operating income	3	—	—
Total Other operating income and expenses	(134)	(2,542)	(985)